Employee costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Employee costs
Wages and salaries	$ 345	$ 338	$ 293
Social security costs	82	74	75
Defined benefit plan pension costs (Note 20)	12	7	(3)
Net defined benefit plan and defined contribution plan pension costs (note 20)	17	15	13
Total employee costs	$ 456	$ 434	$ 378